Cash Held in Trust Account	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Cash Held in Trust Account
Cash Held in Trust Account

Note 5—Cash Held in Trust Account

Gross proceeds of $310,000,000 and $8,200,000 from the Public Offering and Over-allotment Option, and Private Placement, respectively, less underwriting discounts of $6,200,000 and $2,000,000 designated for offering expenses and to fund the Company’s ongoing administrative and acquisition search costs, were held in the Trust Account at the Close Date. The Trustee commenced liquidation of the Trust Account on October 31, 2018.

Note 5—Cash Held in Trust Account

Gross proceeds of $310,000,000 and $8,200,000 from the Public Offering and Over-allotment Option, and Private Placement, respectively, less underwriting discounts of $6,200,000 and $2,000,000 designated for offering expenses and to fund the Company’s ongoing administrative and acquisition search costs, were held in the Trust Account at the close date.